SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Schedule of financial information concerning the company's reportable segments

2012	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Year ended December 31, 2012 Consolidated
External revenue:
Service revenue	$27,990	$—	$—	$—	$27,990
Product sales	4,184	17,528	—	—	21,712
Deprecation included in the cost of revenues	908	182	—	—	1,090
Gross profit	6,578	5,292	—	—	11,870
Other depreciation & amortization	464	2	109	—	575
Interest expense	139	7	591	—	737
Net income (loss)	(250)	3,238	1,188	—	4,176
Total assets	18,951	4,681	2,813	—	26,445
Capital expenditures	493	206	50	—	749

2011	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Year ended December 31, 2011 Consolidated
External revenue:
Service revenue	$30,651	$—	$—	$—	$30,651
Product sales	3,198	12,038	—	—	15,236
Deprecation included in the cost of revenues	1,066	361	—	—	1,427
Gross profit	6,720	2,724	—	—	9,444
Other depreciation & amortization	474	3	120	—	597
Interest expense	134	9	826	—	969
Net income (loss)	44	1,264	(654)	—	654
Total assets	20,396	3,643	745	—	24,784
Capital expenditures	134	8	137	—	279